Goodwill and Other Intangible Assets, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Goodwill and Other Intangible Assets, Net
Goodwill and Other Intangible Assets, Net
(7)	Goodwill and Other Intangible Assets, Net

The following table sets forth changes in goodwill during the three months ended March 31, 2022:

(in $ millions)	Amount
Balance as of December 31, 2021	$1,358
Egencia acquisition adjustments	2
Currency translation adjustments	(14)
Balance as of March 31, 2022	$1,346

There were no goodwill impairment losses recorded for the three months ended March 31, 2022 and 2021 and there are no accumulated goodwill impairment losses as of March 31, 2022.

The following table sets forth the Company’s other intangible assets with definite lives as of March 31, 2022 and December 31, 2021:

	March 31, 2022			December 31, 2021
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$115	$(64)	$51	$115	$(62)	$53
Corporate client relationships	815	(209)	606	815	(189)	626
Supplier relationship	254	(194)	60	254	(188)	66
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets	$1,188	$(470)	$718	$1,188	$(442)	$746

Amortization expense relating to definite-lived intangible assets was $23 million and $15 million for the three months ended March 31, 2022 and 2021, respectively.

(10)	Goodwill and Other Intangible Assets, Net

The following table sets forth changes in goodwill during the years ended December 31, 2021 and 2020:

(in $ millions)	Amount
Balance as of December 31, 2019	$1,023
Currency translation adjustments	5
Balance as of December 31, 2020	1,028
Additions(1)	343
Currency translation adjustments	(13)
Balance as of December 31, 2021	1,358
(1)	Relates to acquisition of Ovation ($36 million) and Egencia ($307 million) (see note 9 — Business Acquisitions).

There were no goodwill impairment losses recorded for the years ended December 31, 2021, 2020 and 2019 and there are no accumulated goodwill impairment losses as of December 31, 2021.

The following table sets forth the Company’s other intangible assets with definite lives as of December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
		Accumulated			Accumulated
(in $ millions)	Cost	depreciation	Net	Cost	depreciation	Net
Trademarks/tradenames	$115	$(62)	$53	$61	$(60)	$1
Corporate client relationships	815	(189)	626	400	(145)	255
Supplier relationship	254	(188)	66	254	(163)	91
Travel partner network	4	(3)	1	4	(3)	1
Other intangible assets, net	$1,188	$(442)	$746	$719	$(371)	$348

Amortization expense relating to definite-lived intangible assets was $67 million, $62 million and $68 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, the estimated amortization expense relating to definite-live intangible assets, assuming no subsequent impairment of the underlying assets, for each of the five succeeding years and periods thereafter is as follows:

(in $ millions)	Amount
2022	$93
2023	93
2024	72
2025	51
2026	50
Thereafter	387
Total	$746